FAIR VALUE MEASUREMENTS (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020
Assets:
Marketable securities held in Trust Account	$ 92,026,912	$ 91,997,501
Liabilities:
Warrant Liability	2,601,180	3,404,014
Level 1 | Recurring
Assets:
Marketable securities held in Trust Account	92,026,912	91,997,501
Level 1 | Recurring | Public Warrants
Liabilities:
Warrant Liability	2,484,000	3,250,667
Level 3 | Recurring | Private Placement Warrants
Liabilities:
Warrant Liability	$ 117,180	$ 153,347